Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 925,899	$ 916,993
Less: accumulated depreciation	(784,165)	(476,164)
Total	141,734	440,829
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	623,804	621,417
Office furniture, equipment and others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	79,772	74,104
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 222,323	$ 221,472